LEASES - Schedule of Quantitative Information about Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 121,669	$ 69,038
Additions	48,386	59,799
Disposals and transfers	(25,365)	(7,122)
Depreciation	(32,157)	(21,555)
Decrease through classified as held for sale, right-of-use assets	(15,478)	0
Ending balance	113,664	121,669
Calibre Acquisition
Disclosure of quantitative information about right-of-use assets [line items]
Acquisitions	16,609	0
Green stone Acquisition
Disclosure of quantitative information about right-of-use assets [line items]
Acquisitions	$ 0	$ 21,509